Financial Expenses, Net - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Imputed interest expense in respect to Convertible Notes					$ 15	$ 286
Amortization of debt issuance costs					14	16
Amortization of BCF in respect to Convertible Notes					1,031	1,034
Issuance of Common Stock to finder fee upon the conversion of Convertible Notes					18
Adjustment of liability warrants (see also Note 11c2)					2,434
Issuance cost related to warrants to investors and placement agent				$ 457	457
Other financial expenses, net		6			30	24
Bank charges and other	6		2
Dividend income	(35)
Foreign currency translation adjustments, net	(3)		(38)
Revaluation of warrants to purchase Common Stock	1,277	(3,494)	(151)	$ (1,308)	2,978
Financial expenses, net	$ 1,245	$ 3,488	$ (187)		$ (6,977)	$ (1,360)